Other Liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities
Income tax reserves	$ 6,916	$ 6,404
Deferred taxes	1,146	2,292
Excess 401(k) Plus Plan	1,437	1,307
Disability benefits	308	303
Derivative liabilities	299	488
Workforce reductions	526	524
Environmental accruals	206	243
Other	639	681
Total	$ 11,475	$ 12,243